Segment Information (Long-Lived Assets by Major Country) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Lived Assets	$ 1,125.9	$ 1,581.7	$ 1,800.0
Brazil [Member]
Long-Lived Assets	302.7	361.9	421.5
UNITED STATES
Long-Lived Assets	225.9	250.0	265.6
All other [Member]
Long-Lived Assets	$ 597.3	$ 969.8	$ 1,112.9